Partners’ Capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Partners’ Capital - Schedule of Incentive Distributions (Table)

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$1.6275	98%	2%
First Target Distribution	up to $1.6975	98%	2%
Second Target Distribution	above $1.6975 up to $1.8725	85%	15%
Third Target Distribution	above $1.8725 up to $2.0475	75%	25%
Thereafter	above $2.0475	65%	35%

Partners’ Capital - Partnership units (Table)
	As of December 31, 2022	As of December 31, 2021
Common units	20,255,707	19,394,696
General partner units	348,570	348,570
Treasury Units	566,239	382,250
Total partnership units	21,170,516	20,125,516